RECLAMATION PROVISION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Balance at beginning of the year	$ 808,000	$ 1,524,000
Changes in estimates	0	(737,000)
Unwinding of discount related to continuing operations	23,000	99,000
Effect of movements in exchange rates	7,000	(78,000)
Balance at end of the year	$ 838,000	$ 808,000